Simplify Volatility Premium ETF
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 157.8%
U.S. Treasury Bill, 4.30%, 10/28/2025 (a) ...................................... $ 94,000,000 $ 93,715,180
U.S. Treasury Bill, 4.21%, 11/13/2025 (a) ....................................... 44,000,000 43,789,515
U.S. Treasury Bill, 4.01%, 11/18/2025 (a)(b) .................................... 820,000,000 815,641,864
U.S. Treasury Bill, 4.10%, 12/4/2025 (a) ....................................... 24,000,000 23,833,813
U.S. Treasury Bill, 3.94%, 12/11/2025 (a) ....................................... 4,000,000 3,969,707
U.S. Treasury Bill, 3.94%, 12/26/2025 (a) ...................................... 173,000,000 171,408,881
Total U.S. Treasury Bills (Cost $1,152,400,189) ...................................... 1,152,358,960
Shares
U.S. Exchange-Traded Funds – 47.9%
Alternative Funds – 12.1%
Simplify Multi-QIS Alternative ETF(c) .......................................... 4,627,620 88,693,890
Equity Funds – 15.3%
Simplify Next Intangible Core Index ETF(c) ..................................... 822,303 26,864,639
Simplify Piper Sandler US Small-Cap PLUS Income ETF(c) ........................ 91,464 2,608,334
Simplify US Equity PLUS Upside Convexity ETF(c) ............................... 1,634,812 82,067,562
111,540,535
Fixed Income Funds – 20.5%
Simplify Aggregate Bond ETF(c) .............................................. 3,718,254 77,005,040
Simplify Barrier Income ETF(c) ............................................... 273,188 7,173,917
Simplify National Muni Bond ETF(c) ........................................... 1,553,376 39,191,677
Simplify Target 15 Distribution ETF(c) ......................................... 974,406 25,924,754
149,295,388
Total U.S. Exchange-Traded Funds (Cost $340,785,231) .............................. 349,529,813
Number of
Contracts Notional Amount
Purchased Options – 2.3%
Calls – Exchange-Traded – 2.2%
CBOE Volatility Index, October Strike Price $60, Expires 10/22/25 ......... 52,100 312,600,000 364,700
CBOE Volatility Index, November Strike Price $60, Expires 11/19/25 ....... 60,600 363,600,000 1,757,400
Nasdaq 100 Index, October Strike Price $24,525, Expires 10/17/25 ........ 310 760,275,000 14,275,500
16,397,600
Puts – Exchange-Traded – 0.1%
S&P 500 Index, October Strike Price $5,900, Expires 10/27/25 ........... 1,278 754,020,000 773,190
Total Purchased Options (Cost $20,894,654) .......................................... 17,170,790
Shares
Money Market Fund – 0.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(d)
(Cost $4,060,715) ....................................................... 4,060,715 4,060,715
Total Investments – 208.6%
(Cost $1,518,140,789) .......................................................... $ 1,523,120,278
Liabilities in Excess of Other Assets – (108.6)% ....................................... (792,954,167)
Net Assets – 100.0% ............................................................ $ 730,166,111

Simplify Volatility Premium ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Number of
Contracts Notional Amount Value
Written Options – (0.4)%
Puts – Exchange-Traded – (0.4)%
U.S. Long Bond, October Strike Price $112, Expires 10/24/25 ............ (1,600) $ (179,200,000) $ (175,000)
U.S. Long Bond, October Strike Price $113, Expires 10/24/25 ............ (800) (90,400,000) (150,000)
U.S. Long Bond, October Strike Price $114, Expires 10/24/25 ............ (800) (91,200,000) (262,500)
U.S. Long Bond, October Strike Price $115, Expires 10/24/25 ............ (800) (92,000,000) (437,500)
U.S. Long Bond, October Strike Price $116, Expires 10/24/25 ............ (800) (92,800,000) (725,000)
U.S. Long Bond, November Strike Price $110, Expires 11/21/25 ........... (1,600) (176,000,000) (350,000)
U.S. Long Bond, November Strike Price $111, Expires 11/21/25 ........... (800) (88,800,000) (250,000)
U.S. Treasury Bond Future, October Strike Price $116.5, Expires 10/06/25 .. (800) (93,200,000) (225,000)
(2,575,000)
Total Written Options (Premiums Received $4,476,113) ................................. $ (2,575,000)
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $815,637,600 has been pledged as collateral for reverse repurchase agreements as of September 30, 2025.
(c) Affiliated fund managed by Simplify Asset Management Inc.
(d) Rate shown reflects the 7-day yield as of September 30, 2025.
At September 30, 2025, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Short position contracts:
CBOE VIX Future ............................ (12,617) $ (221,907,796) 10/22/25 $ 16,016,766
U.S. Treasury Long Bond Futures ............... (717) (83,597,719) 12/19/25 (425,719)
S&P 500 E-Mini Future ........................ (914) (307,960,875) 12/19/25 (4,026,062)
Total net unrealized appreciation $ 11,564,985

Simplify Volatility Premium ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
3
Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify Aggregate
Bond ETF $ 107,188,763 $ — $ (30,417,980) $ (2,905,088) $ 3,139,346 $ 77,005,040 3,718,254 $ 1,739,369 $ —
Simplify Barrier
Income ETF 28,842,000 — (21,638,202) 883,084 (912,965) 7,173,917 273,188 524,493 —
Simplify
Intermediate
Term
Treasury
Futures
Strategy ETF 39,352,785 — (38,850,040) (2,629,954) 2,127,209 — — 126,809 —
Simplify Multi-QIS
Alternative
ETF 86,368,364 39,752,435 (28,966,055) (5,135,870) (3,324,983) 88,693,890 4,627,620 462,762 —
Simplify National
Muni Bond
ETF 67,824,759 — (28,033,328) (1,270,633) 670,878 39,191,677 1,553,376 466,013 —
Simplify Next
Intangible
Core Index
ETF 686,375 24,696,533 — — 1,481,731 26,864,639 822,303 41,115 —
Simplify Piper
Sandler US
Small-Cap
PLUS Income
ETF 2,530,809 — — — 77,525 2,608,334 91,464 4,573 —
Simplify Target 15
Distribution
ETF 26,630,000 — (683,267) 43,238 (65,217) 25,924,754 974,406 981,554 —
Simplify US Equity
PLUS Upside
Convexity
ETF 85,560,543 — (12,646,339) 816,397 8,336,961 82,067,562 1,634,812 163,481 —
$ 444,984,398 $ 64,448,968 $ (161,235,211) $ (10,198,826) $ 11,530,485 $ 349,529,813 13,695,423 $ 4,510,169 $ —
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Treasury Bills ............................................................................. 157.8%
U.S. Exchange-Traded Funds .................................................................... 47.9%
Purchased Options ............................................................................ 2.3%
Money Market Fund ........................................................................... 0.6%
Total Investments ............................................................................. 208.6%
Liabilities in Excess of Other Assets ............................................................... (108.6)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.

Simplify Volatility Premium ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
4
At September 30, 2025, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 4.35% 9/30/2025 10/2/2025 $ 799,335,562 $ 799,335,562
$ 799,335,562 $ 799,335,562